Subsequent events (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		1 Months Ended	12 Months Ended
	Jan. 10, 2023	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent events
Consideration from issuance and allotment of ordinary shares		¥ 170,000	¥ 94,153
Increase (decrease) through share-based payment transactions, equity			¥ 27,515	¥ 35,462	¥ 78,967
Agreement to Sell Equity Interest | MY Universe (HK) Limited [Member]
Subsequent events
Number of shares issued and allotment		36,402,570
Consideration from issuance and allotment of ordinary shares		¥ 170,000
Agreement to Sell Equity Interest | Wanda [Member]
Subsequent events
Consideration for sale of equity interest		¥ 100,000
Number of shares issued and allotment		21,321,962
Price per share		¥ 4.67
Shenzhen Miaoyan Medical Technology Investment Co., Ltd [Member] | Agreement to Sell Equity Interest
Subsequent events
Agreement to sell equity interest (as a percent)	100.00%
Consideration for sale of equity interest	¥ 1,900